Cover	Mar. 18, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2022
Entity Registrant Name	LEONARDO DRS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-253583
Entity Tax Identification Number	13-2632319
Entity Address, Address Line One	2345 Crystal Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	416-8000
Local Phone Number	703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001833756